Additional disclosure requirements - Schedule of preference shares and preferred securities (Details) - Financial liabilities at amortized cost - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Subordinated
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 8,129	€ 8,810
Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	204	209
Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 7,925	€ 8,601